UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07270 )

Exact name of registrant as specified in charter:	Putnam Municipal Bond Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Municipal Bond Fund

The fund's portfolio
1/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (155.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$417,272

Alaska (0.3%)
Northern Tobacco Securitization Corp. Rev. Bonds,
5 1/2s, 6/1/29 (Prerefunded)	AAA	750,000	799,103

Arizona (2.2%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	1,175,000	1,302,053
Marana, Impt. Dist. Special Assmt. Bonds (Tangerine
Farms Road), 4.6s, 1/1/26	Baa1	780,000	766,428
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	2,000,000	2,043,180
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	513,303
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/18	Baa2	400,000	412,360
			5,037,324

Arkansas (1.5%)
Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28	Baa2	2,000,000	2,044,260
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	600,000	614,298
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AR,
Inc.), 4.6s, 10/1/17	A-	280,000	282,514
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	AAA	500,000	496,665
			3,437,737

California (19.7%)
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/26	AAA	2,250,000	936,248
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1),
Ser. 05-1, Class 1, 5s, 9/1/27	BB-/P	455,000	458,331
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	525,000	550,331
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s,
7/1/17	Aaa	2,400,000	2,401,920
CA State G.O. Bonds
5 1/8s, 4/1/23	A+	750,000	793,875
5s, 5/1/23	A1	3,000,000	3,161,220
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	11,000,000	12,019,700
5 1/2s, 5/1/11	A1	3,000,000	3,201,390
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	1,000,000	1,048,640
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,773,573
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	270,000	273,383
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	640,000	665,466
Duarte, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, zero %, 11/1/29	Aaa	1,305,000	464,998
Folsom, Pub. Fin. Wtr. Auth. Rev. Bonds, Ser. A, FSA,
5s, 12/1/30	Aaa	3,185,000	3,338,039
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/23	Aaa	1,330,000	634,423
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,500,000	1,648,065
Ser. 03 A-1, 5s, 6/1/21	BBB	410,000	411,074

Las Virgenes, Unified School Dist. G.O. Bonds, FSA,
zero %, 11/1/23	Aaa	1,290,000	613,472
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	460,728
Roseville, Special Tax Bonds
(Cmnty. Fac. Dist. No. 1-Westpark), 5 1/4s, 9/1/18	BB/P	875,000	901,408
(Cmnty. Fac. Dist. No. 1-Fiddyment Ranch Cmnty. Fac),
Ser. 1, 5s, 9/1/20	BB/P	255,000	256,339
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB/P	1,210,000	1,232,095
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	2,000,000	2,050,200
Santa Clara Cnty., Fin. Auth. Lease Rev. Bonds
(Multiple Fac.), Ser. I, AMBAC, 5s, 5/15/20	Aaa	3,175,000	3,406,172
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/F	1,200,000	235,104
Tahoe Truckee, Unified School Dist. G.O. Bonds (Dist.
No. 2), Ser. A, FGIC, zero %, 8/1/21	Aaa	1,060,000	561,811
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,400,000	1,440,194
			44,938,199

Colorado (4.7%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	125,000	131,101
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	590,000	627,046
(Evangelical Lutheran), 5 1/4s, 6/1/19	A3	380,000	405,057
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
B, zero %, 9/1/35 (Prerefunded)	Aaa	27,000,000	3,559,950
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	1,765,000	1,923,338
6 3/8s, 12/15/30 (Prerefunded)	A3	1,735,000	1,905,655
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	AAA	2,000,000	2,246,420
			10,798,567

Delaware (0.8%)
GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	525,530
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,027,150
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/30	BBB-	250,000	254,560
			1,807,240

Florida (3.7%)
Connerton West, Cmnty. Dev. Dist. Rev. Bonds, Ser. B,
5 1/8s, 5/1/16	BB-/P	210,000	210,674
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,528,155
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	549,235
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	374,138
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Hlth.
Care), Ser. E
6s, 10/1/26	A2	2,940,000	3,122,986
6s, 10/1/26 (Prerefunded)	A2	60,000	63,907
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	850,000	895,101
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	500,000	517,990
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
B, 5s, 5/1/15	BB-/P	450,000	447,566
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	175,000	176,839
Wentworth Estates, Dev. Dist. Special Assmt. Bonds,
Ser. B, 5 1/8s, 11/1/12	BB-/P	460,000	459,172
			8,345,763

Georgia (1.5%)
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	400,000	400,920
Henry Cnty., Wtr. & Swr. Auth. Rev. Bonds, FGIC,
5 5/8s, 2/1/30 (Prerefunded)	Aaa	1,875,000	1,990,294
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,115,000	1,119,761
			3,510,975

Idaho (0.5%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,060,000	1,069,466

Illinois (4.6%)
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A,
MBIA, zero %, 1/1/24	Aaa	1,600,000	740,448
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	2,750,000	2,888,930
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26	A-	1,600,000	1,732,816
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A2	1,500,000	1,582,260

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,397,600
Lake Cnty., Cmnty. School Dist. G.O. Bonds (No. 073
Hawthorn), Ser. 02, FGIC, zero %, 12/1/21	Aaa	1,000,000	516,310
Montgomery, Special Assmt. Bonds (Lakewood Creek),
Radian Insd., 4.7s, 3/1/30	AA	700,000	686,448
			10,544,812

Indiana (3.1%)
Franklin, Cmnty. Multi-School Bldg. Corp. Rev. Bonds
(First Mtge.), FGIC, 5s, 7/15/26	AAA	4,215,000	4,425,792
Hamilton Cnty., Pub. Bldg. Corp. G.O. Bonds (First
Mtge.), FSA, 5s, 2/1/26	Aaa	2,525,000	2,651,982
			7,077,774

Iowa (1.5%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,495,000	1,830,717
IA State Rev. Bonds (Honey Creek Premier Destination
Pk.), FSA, 5s, 6/1/28	AAA	1,545,000	1,632,123
			3,462,840

Kansas (0.1%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	267,205

Kentucky (1.8%)
Jefferson Cnty., Cap. Corp. Rev. Bonds, MBIA, 5 1/2s,
6/1/28	Aaa	2,000,000	2,049,320
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	1,470,000	1,625,864
6 5/8s, 10/1/28	A-/F	405,000	438,975
			4,114,159

Louisiana (0.2%)
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	400,000	419,624

Maine (0.6%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	1,350,000	1,484,042

Massachusetts (11.1%)
MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical
Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	3,072,044
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	310,000	329,657
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	B+/P	1,215,000	1,494,815
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	820,890
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	11,650,000	12,025,363
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,258,690
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	505,795
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	Aaa	2,975,000	3,897,458
			25,404,712

Michigan (3.7%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	1,435,000	1,519,034
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	AAA	1,000,000	1,220,260
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	75,000	78,938
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	1,066,180
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,060,970
Ser. A, 5s, 4/15/26	A1	1,775,000	1,842,468
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	A3	500,000	536,305
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	B/P	1,000,000	1,027,410
			8,351,565

Minnesota (1.7%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	2,500,000	2,555,850
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
M, 5 3/4s, 1/1/37	Aa1	500,000	536,330
MN State Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
6.05s, 7/1/31	Aa1	460,000	466,762
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	350,000	384,818
			3,943,760

Mississippi (1.9%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	607,375
Ser. B, 6.7s, 4/1/22	Baa2	530,000	638,152
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB-	2,000,000	2,016,680
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	560,000	578,754
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	455,000	473,068
			4,314,029

Missouri (3.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,500,000	1,593,510
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 4.4s, 3/1/14	AAA	215,000	216,423
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.)
5 1/4s, 5/15/32	Aa2	1,000,000	1,045,560
5 1/4s, 5/15/17	Aa2	2,000,000	2,130,600
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. A, GNMA Coll., FNMA Coll., 7.2s, 9/1/26	AAA	155,000	156,052
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	900,000	923,175
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	670,000	706,153
			6,771,473

Nevada (6.9%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,294,800
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	709,009
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 6.1s, 12/1/38	Aaa	3,000,000	3,210,000
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aaa	3,935,000	4,150,874
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB-/P	1,000,000	1,004,420
(No. T-17), 5s, 9/1/25	BB/P	225,000	228,011
(No. T-14), 4 3/4s, 3/1/10	BB/P	1,080,000	1,089,796
			15,686,910

New Jersey (11.3%)
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/18	Aaa	5,000,000	5,431,050
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Terminal), MBIA, 5 1/4s, 1/1/19	AAA	2,000,000	2,149,480
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	650,000	750,666
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	1,054,010
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,867,600
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	1,000,000	1,043,420
(South Jersey Hosp.), 5s, 7/1/26	Baa1	1,685,000	1,745,037
(South Jersey Hosp.), 5s, 7/1/25	Baa1	355,000	367,922
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,206,128
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	828,600
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness
Hlth. Care Ctr.), AMBAC, 5s, 5/1/27	Aaa	5,405,000	5,683,952
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	AAA	1,100,000	1,274,086
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,500,000	1,471,005
			25,872,956

New Mexico (1.9%)
Farmington, Poll. Control VRDN
(AZ Pub. Service Co.), Ser. B, 3.55s, 9/1/24	P-1	400,000	400,000
(AZ Pub. Svc. Co.), Ser. A, 3.53s, 5/1/24	P-1	1,000,000	1,000,000
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	798,998
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	390,000	400,405
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	1,715,000	1,836,388
			4,435,791

New York (13.8%)
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. B,
MBIA, 5s, 11/15/25	AAA	3,200,000	3,419,232
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa2	1,500,000	1,589,145
NY City, G.O. Bonds, Ser. C, 5 1/2s, 8/1/12	AA-	7,685,000	8,283,354
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	528,790
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World

Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	531,815
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	250,000	250,323
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/17	AA-	5,905,000	6,771,145
(New York Methodist Hosp.), 5 1/4s, 7/1/11	A3	1,140,000	1,192,303
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,043,680
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 06/30/04, cost
$1,141,503) (RES)	BB/P	1,100,000	1,146,717
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	2,250,000	2,329,695
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	711,204
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	AAA	2,125,000	2,245,870
5s, 1/1/32	Aa2	375,000	387,656
			31,430,929

North Carolina (5.5%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,100,980
Ser. B, 5.65s, 1/1/16	Baa2	1,000,000	1,049,240
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	518,065
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	3,000,000	3,237,270
Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	5,400,000	5,760,504
			12,666,059

North Dakota (1.4%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	2,000,000	2,200,300
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA, 5s, 4/1/21	Aaa	935,000	992,044
			3,192,344

Ohio (1.6%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	602,790
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	529,445
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,170,000	2,400,541
			3,532,776

Oklahoma (2.9%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s,
11/1/24	AAA	1,730,000	1,933,344
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,075,000	1,131,352
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	295,000	308,971
OK State Cap. Impt. Auth. VRDN, Ser. D-2, CIFG, 3.74s,
7/1/32	VMIG1	3,300,000	3,300,000
			6,673,667

Oregon (0.6%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB-/P	520,000	533,042
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	765,000	782,626
			1,315,668

Pennsylvania (9.5%)
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	2,098,953
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	530,000	541,294
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	695,000	719,902
Dauphin Cnty., Hosp. Auth. Rev. Bonds (Hapsco-Western
PA Hosp.), Ser. A, MBIA, 6 1/2s, 7/1/12	Aaa	5,000,000	5,004,300
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,647,780
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,045,400
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B+	400,000	406,032
6 1/2s, 1/1/13	B+	1,000,000	1,013,980
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5 3/8s, 7/15/29	BBB+	750,000	792,780
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,
9/1/25	Aaa	2,505,000	2,615,571

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	D/P	1,473,997	2,948
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,100,000	1,189,100
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	3,000,000	3,403,740
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,000,000	1,093,970
			21,575,750

Puerto Rico (1.5%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	250,000	265,740
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	3,000,000	3,245,250
			3,510,990

South Carolina (3.3%)
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,000,000	1,132,400
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	700,000	798,427
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,335,000	1,494,359
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	165,000	184,696
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
6 3/8s, 5/15/30	BBB	2,000,000	2,323,880
6 3/8s, 5/15/28	BBB	1,500,000	1,611,525
			7,545,287

Tennessee (2.0%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	2,425,000	2,811,133
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	630,000	713,998
6 1/2s, 9/1/26 (Prerefunded)	AAA	370,000	419,332
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	480,000	495,840
			4,440,303

Texas (13.4%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	1,500,000	1,517,610
Coppell, Indpt. School Dist. G.O. Bonds, PSFG, zero %,
8/15/21	Aaa	2,870,000	1,509,936
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev.
Bonds, Ser. A, FGIC, 5 3/4s, 11/1/13	Aaa	5,000,000	5,367,300
Frisco Indpt. School Dist. G.O. Bonds (School Bldg.),
Ser. B, MBIA, 5s, 7/15/28	Aaa	2,515,000	2,629,332
Gulf Coast, Waste Disp. Auth. Rev. Bonds (Valero
Energy Corp.), 6.65s, 4/1/32	BBB	1,000,000	1,088,110
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Class A, 5 1/4s,
12/1/17	A+	1,500,000	1,600,905
New Caney, Indpt. School Dist. G.O. Bonds, FGIC, 5s,
2/15/29	Aaa	2,405,000	2,513,826
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,585,845
San Antonio, Muni. Drain Util. Syst. Rev. Bonds, MBIA,
5 1/4s, 2/1/23	Aaa	2,945,000	3,159,219
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	1,000,000	1,067,160
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	8,000,000	8,544,800
			30,584,043

Utah (0.3%)
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	675,000	709,783

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23,
FSA, 5s, 5/1/34	Aaa	275,000	281,111

Virgin Islands (0.4%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	750,000	806,430

Virginia (1.7%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	500,000	531,265
Richmond, Pub. Util. Rev. Bonds, FSA, 5s, 1/15/27	Aaa	2,000,000	2,112,620
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp. Hlth. Syst.), 5 1/4s, 6/15/26	A3	1,250,000	1,320,913
			3,964,798

Washington (4.7%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	992,187
6 1/2s, 6/1/26	BBB	2,300,000	2,527,930
WA State G.O. Bonds, Ser. E, MBIA
5s, 1/1/28	Aaa	3,125,000	3,285,156
5s, 1/1/27	Aaa	3,680,000	3,871,102
			10,676,375

West Virginia (1.2%)
West Virginia U. Rev. Bonds, Ser. C, FGIC, 5s, 10/1/28	Aaa	2,530,000	2,659,511

Wisconsin (3.5%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,896,582
6 3/8s, 6/1/32	BBB	2,600,000	2,835,950
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Wheaton Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A3	1,600,000	1,753,248
(Ascension Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	560,000	584,161
			8,069,941

TOTAL INVESTMENTS

Total investments (cost $341,016,728) (b)			$355,949,063

NOTES

(a) Percentages indicated are based on net assets of $228,370,293.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $341,025,545, resulting in gross unrealized appreciation and depreciation of $16,922,415 and $1,998,897, respectively, or net unrealized appreciation of $14,923,518.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2007 was $1,146,717 or 0.5% of net assets.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):

Health care	37.3%
Transportation	19.6
Utilities	18.4

The fund had the following insurance concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):

AMBAC	23.3%
MBIA	19.6
FGIC	13.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Bond Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007